Intangible assets and goodwill - Acquisition or manufacturing costs of intangible assets and goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	€ 681,331
Additions - amortization	(135,482)	€ (93,424)	€ (112,773)
Balance at the end of the period	1,426,330	681,331
Reconciliation of goodwill
Balance at the beginning of the period	12,209,606
Balance at the end of the period	14,017,255	12,209,606
Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	681,331
Balance at the end of the period	1,426,330	681,331
Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	495,296
Balance at the end of the period	1,195,876	495,296
Non-compete agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	42,614
Balance at the end of the period	36,599	42,614
Technology
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	28,559
Balance at the end of the period	567,611	28,559
Licenses and distribution agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	104,133
Balance at the end of the period	58,575	104,133
Customer relationships
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	16,602
Balance at the end of the period	57,575	16,602
Construction in progress.
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	148,002
Balance at the end of the period	267,403	148,002
Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	78,690
Balance at the end of the period	128,854	78,690
Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	76,696
Balance at the end of the period	79,259	76,696
Non-amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	186,035
Balance at the end of the period	230,454	186,035
Tradename
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	182,901
Balance at the end of the period	227,229	182,901
Management contracts
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	3,134
Balance at the end of the period	3,225	3,134
Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	12,209,606
Balance at the end of the period	14,017,255	12,209,606
Gross carrying amount | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	1,670,006	1,563,834
Foreign currency translation	22,646	44,205
Changes in consolidation group	680,276	(132,056)
Additions	192,366	196,365
Reclassifications	4,156	28,471
Disposals	(18,652)	(30,813)
Balance at the end of the period	2,550,798	1,670,006	1,563,834
Gross carrying amount | Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	1,483,971	1,386,107
Foreign currency translation	19,229	35,897
Changes in consolidation group	639,274	(132,056)
Additions	192,366	196,365
Reclassifications	4,156	28,471
Disposals	(18,652)	(30,813)
Balance at the end of the period	2,320,344	1,483,971	1,386,107
Gross carrying amount | Non-compete agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	324,910	310,163
Foreign currency translation	6,012	12,427
Changes in consolidation group	4,744	6,339
Additions	25	720
Reclassifications	(274)	(2)
Disposals	(2,695)	(4,737)
Balance at the end of the period	332,722	324,910	310,163
Gross carrying amount | Technology
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	153,164	149,191
Foreign currency translation	(376)	3,973
Changes in consolidation group	589,833
Balance at the end of the period	742,621	153,164	149,191
Gross carrying amount | Licenses and distribution agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	235,625	173,713
Foreign currency translation	4,678	3,049
Changes in consolidation group	(38,126)
Additions	783	61,166
Reclassifications	5,093	(3)
Disposals	(5,766)	(2,300)
Balance at the end of the period	202,287	235,625	173,713
Gross carrying amount | Customer relationships
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	23,847	147,096
Foreign currency translation	(116)	2,015
Changes in consolidation group	47,880	(125,264)
Reclassifications	(2,680)
Balance at the end of the period	68,931	23,847	147,096
Gross carrying amount | Construction in progress.
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	148,002	78,757
Foreign currency translation	1,208	2,785
Changes in consolidation group	36,892
Additions	171,446	107,097
Reclassifications	(86,898)	(23,050)
Disposals	(3,247)	(17,587)
Balance at the end of the period	267,403	148,002	78,757
Gross carrying amount | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	217,033	169,095
Foreign currency translation	971	2,158
Changes in consolidation group		(9,763)
Additions	9,105	17,501
Reclassifications	71,152	38,643
Disposals	(222)	(601)
Balance at the end of the period	298,039	217,033	169,095
Gross carrying amount | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	381,390	358,092
Foreign currency translation	6,852	9,490
Changes in consolidation group	(1,949)	(3,368)
Additions	11,007	9,881
Reclassifications	17,763	12,883
Disposals	(6,722)	(5,588)
Balance at the end of the period	408,341	381,390	358,092
Gross carrying amount | Non-amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	186,035	177,727
Foreign currency translation	3,417	8,308
Changes in consolidation group	41,002
Balance at the end of the period	230,454	186,035	177,727
Gross carrying amount | Tradename
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	182,901	174,689
Foreign currency translation	3,326	8,212
Changes in consolidation group	41,002
Balance at the end of the period	227,229	182,901	174,689
Gross carrying amount | Management contracts
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	3,134	3,038
Foreign currency translation	91	96
Balance at the end of the period	3,225	3,134	3,038
Gross carrying amount | Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	12,209,606	12,103,921
Foreign currency translation	217,996	441,972
Changes in consolidation group	1,589,653	(336,287)
Balance at the end of the period	14,017,255	12,209,606	12,103,921
Accumulated depreciation / amortization / impairment | Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(988,675)	(880,776)
Foreign currency translation	(15,117)	(26,567)
Changes in consolidation group	3,772	63,921
Additions - amortization	(135,482)	(93,424)
Impairment loss	(932)	(64,719)
Reclassifications	(1,796)	(15,280)
Disposals	13,762	28,170
Balance at the end of the period	(1,124,468)	(988,675)	(880,776)
Accumulated depreciation / amortization / impairment | Non-compete agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(282,296)	(262,381)
Foreign currency translation	(5,235)	(11,338)
Changes in consolidation group	166	1,468
Additions - amortization	(11,868)	(14,675)
Reclassifications	(26)	(17)
Disposals	3,136	4,647
Balance at the end of the period	(296,123)	(282,296)	(262,381)
Accumulated depreciation / amortization / impairment | Technology
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(124,605)	(64,563)
Foreign currency translation	(1,140)	(2,995)
Changes in consolidation group		356
Additions - amortization	(49,265)	(10,740)
Impairment loss		(46,663)
Balance at the end of the period	(175,010)	(124,605)	(64,563)
Accumulated depreciation / amortization / impairment | Licenses and distribution agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(131,492)	(119,819)
Foreign currency translation	(2,607)	(577)
Additions - amortization	(14,293)	(12,673)
Impairment loss		(726)
Reclassifications		3
Disposals	4,680	2,300
Balance at the end of the period	(143,712)	(131,492)	(119,819)
Accumulated depreciation / amortization / impairment | Customer relationships
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(7,245)	(50,572)
Foreign currency translation	(12)	(727)
Changes in consolidation group		53,247
Additions - amortization	(4,099)	(9,226)
Disposals		33
Balance at the end of the period	(11,356)	(7,245)	(50,572)
Accumulated depreciation / amortization / impairment | Construction in progress.
Reconciliation of intangible assets other than goodwill
Impairment loss		(16,750)
Disposals		16,750
Accumulated depreciation / amortization / impairment | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(138,343)	(108,906)
Foreign currency translation	(1,328)	(2,927)
Changes in consolidation group		2,475
Additions - amortization	(28,722)	(20,357)
Impairment loss	(932)
Reclassifications	(360)	(9,202)
Disposals	500	574
Balance at the end of the period	(169,185)	(138,343)	(108,906)
Accumulated depreciation / amortization / impairment | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(304,694)	(274,535)
Foreign currency translation	(4,795)	(8,003)
Changes in consolidation group	3,606	6,375
Additions - amortization	(27,235)	(25,753)
Impairment loss		(580)
Reclassifications	(1,410)	(6,064)
Disposals	5,446	3,866
Balance at the end of the period	(329,082)	(304,694)	€ (274,535)
ARGENTINA | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	693
Balance at the end of the period	1,660	693
ARGENTINA | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	13
Balance at the end of the period	690	13
ARGENTINA | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	680
Balance at the end of the period	970	680
ARGENTINA | Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	18,079
Balance at the end of the period	25,131	18,079
ARGENTINA | Gross carrying amount | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	2,031
Balance at the end of the period	3,668	2,031
ARGENTINA | Gross carrying amount | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	142
Balance at the end of the period	1,971	142
ARGENTINA | Gross carrying amount | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	1,889
Balance at the end of the period	1,697	1,889
ARGENTINA | Gross carrying amount | Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	20,197
Balance at the end of the period	28,057	20,197
ARGENTINA | Accumulated depreciation / amortization / impairment | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(1,338)
Balance at the end of the period	(2,008)	(1,338)
ARGENTINA | Accumulated depreciation / amortization / impairment | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(129)
Balance at the end of the period	(1,281)	(129)
ARGENTINA | Accumulated depreciation / amortization / impairment | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(1,209)
Balance at the end of the period	(727)	(1,209)
ARGENTINA | Accumulated depreciation / amortization / impairment | Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	(2,118)
Balance at the end of the period	€ (2,926)	€ (2,118)